Share Capital and Capital reserve - Narrative (Details)			3 Months Ended			5 Months Ended		12 Months Ended
	Nov. 06, 2023 USD ($)	Aug. 05, 2021 USD ($)	Mar. 31, 2024 EUR (€) shares	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2023 EUR (€)	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares
Disclosure of classes of share capital [line items]
Other reserves			€ (11,800,000)					€ (24,600,000)
Purchase of treasury shares | $	$ 500	$ 500,000,000
Payments to acquire or redeem entity's shares			7,100,000		€ 0
Dividends paid, ordinary shares per share | $ / shares				$ 0.15
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share | $ / shares				$ 0.15
Dividends paid, ordinary shares			22,300,000	$ 24,400,000
Cash flow hedges
Disclosure of classes of share capital [line items]
Other reserves			(14,800,000)					(27,500,000)
Cost of hedging reserve
Disclosure of classes of share capital [line items]
Reserve of change in value of forward elements of forward contracts			€ 3,000,000					2,900,000
Ordinary shares
Disclosure of classes of share capital [line items]
Shares issued, price per share (in dollars per share) | $ / shares							$ 24.5				$ 26.23	$ 17.31	$ 16.33
Transaction costs						€ 0.1		€ 0.2
Number of shares repurchased | shares			447,962	447,962		3,090,082	3,090,082	11,314,705	11,314,705	1,160,547	1,160,547
Payments to acquire or redeem entity's shares			€ 7.1	$ 7.8		€ 67.1	$ 75.8	€ 170.9	$ 185	€ 26.8	$ 30.5
Ordinary shares | Issued Capital and Capital Reserve
Disclosure of classes of share capital [line items]
Par value per share (in usd per share) | $ / shares												$ 10.00